Property and Equipment Net (Details 3)	Dec. 31, 2012 Minibar
Summary of number of minibars including HOMI shared operated minibars
Number of minibars	579
HOMI U.S.A. [Member]
Summary of number of minibars including HOMI shared operated minibars
Number of minibars	246
HOMI Israel [Member]
Summary of number of minibars including HOMI shared operated minibars
Number of minibars	333
Europe [Member]
Summary of number of minibars including HOMI shared operated minibars
Number of minibars	0